SUMMARY OF ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
Mobile Mining Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful life	5 years